UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2015

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

April 30, 2015 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

April 30, 2015 (Unaudited)

Security	Shares	Value
Common Stocks—99.2%
CONSUMER DISCRETIONARY—14.0%
Amazon.com Inc (a)	29	$12,232
Bed Bath & Beyond Inc (a)	118,900	8,377,694
Best Buy Co Inc	261,666	9,066,727
Buckle Inc/The	43,100	1,930,880
Chipotle Mexican Grill Inc (a)	23,035	14,312,567
Coach Inc	324,433	12,396,585
FUJIFILM Holdings Corp ADR	92,900	3,522,768
Gap Inc/The	256,140	10,153,390
Garmin Ltd	54,956	2,483,462
Home Depot Inc/The	218	23,322
JC Penney Co Inc (a)	1,546	12,832
Johnson Controls Inc	283	14,258
Kohl’s Corp	343,600	24,618,940
L Brands Inc	219	19,570
Lowe’s Cos Inc	364	25,065
Marriott International Inc/MD Cl A	55,085	4,409,554
McDonald’s Corp	101	9,752
Michael Kors Holdings Ltd (a)	146,600	9,068,676
NIKE Inc Cl B	188	18,582
Ross Stores Inc	156,600	15,484,608
Scholastic Corp	316	12,842
Scripps Networks Interactive Inc Cl A	254,091	17,750,797
Snap-on Inc	19,100	2,856,405
Staples Inc	666	10,869
Starbucks Corp	414	20,526
Starz Cl A (a)	238,700	9,388,071
Target Corp	78,881	6,218,189
Tiffany & Co	152	13,297
Walt Disney Co/The	242	26,310
zulily Inc Cl A (a)	191,400	2,385,801

		154,644,571

CONSUMER STAPLES—8.1%
Avon Products Inc	954	7,794
Casey’s General Stores Inc	62,600	5,144,468
Coca-Cola Co/The	292	11,844
Costco Wholesale Corp	120	17,166
Delhaize Group SA ADR	226,400	4,532,528
Estee Lauder Cos Inc/The Cl A	86,500	7,031,585
Fresh Market Inc/The (a)	66,900	2,350,866
Keurig Green Mountain Inc	24,500	2,851,065
Kimberly-Clark Corp	141	15,466
Koninklijke Ahold NV ADR	465,300	9,026,820
Kraft Foods Group Inc	223	18,899
Kroger Co/The	397,387	27,383,938
Mondelez International Inc Cl A	265	10,168
PepsiCo Inc	294,861	28,047,178
Procter & Gamble Co/The	155	12,324
Sysco Corp	94,900	3,514,147
Whole Foods Market Inc	248	11,844

		89,988,100

ENERGY—5.6%
Ensco PLC Cl A	381,100	10,396,408
FMC Technologies Inc (a)	606,300	26,737,830
National Oilwell Varco Inc	134,120	7,297,469
Oil States International Inc (a)	362,700	17,260,893
Southwestern Energy Co (a)	287	8,045

		61,700,645

FINANCIALS—18.1%
American Capital Agency Corp	110,000	2,269,850
American Express Co	191	14,793
Apollo Investment Corp	2,091,200	16,729,600
CIT Group Inc	289,400	13,031,682
Fifth Third Bancorp	153,200	3,064,000
Hartford Financial Services Group Inc/The	465,759	18,988,994
Hatteras Financial Corp	315,100	5,690,706
ING Groep NV ADR (a)	311,719	4,775,535
Invesco Mortgage Capital Inc	153,900	2,370,060
Kimco Realty Corp	633,680	15,271,688
Lincoln National Corp	322,000	18,189,780
MFA Financial Inc	927,600	7,207,452
MetLife Inc	522,200	26,783,638
PNC Financial Services Group Inc/The	190	17,429
Piedmont Office Realty Trust Inc	741,800	12,966,664
Popular Inc (a)	141,300	4,582,359
Prospect Capital Corp	1,113,095	9,294,343
Prudential Financial Inc	114,900	9,375,840
Reinsurance Group of America Inc	68,900	6,312,618
Two Harbors Investment Corp	268,300	2,817,150
US Bancorp/MN	346	14,833
Unum Group	516,300	17,636,808
Voya Financial Inc	83,700	3,543,858

		200,949,680

HEALTH CARE—12.4%
Alexion Pharmaceuticals Inc (a)	36,600	6,193,818
Becton Dickinson and Co	128	18,031
Bio-Rad Laboratories Inc Cl A (a)	25,535	3,433,181
Biogen Inc (a)	8,300	3,103,619
Celgene Corp (a)	240,969	26,039,110
Edwards Lifesciences Corp (a)	176,100	22,303,065
Gilead Sciences Inc (a)	256,689	25,799,811
Merck & Co Inc	489,200	29,136,752
Novo Nordisk A/S ADR	287,900	16,200,133
Varian Medical Systems Inc (a)	58,900	5,233,265

		137,460,785

INDUSTRIALS—8.0%
3M Co	115	17,985
Cummins Inc	218,936	30,270,091
Deluxe Corp	38,600	2,499,350
Emerson Electric Co	223,500	13,148,505
First Solar Inc (a)	358	21,362
Herman Miller Inc	422	11,567
Interface Inc	692	15,037
JetBlue Airways Corp (a)	1,688	34,655
PACCAR Inc	165,100	10,789,285
RR Donnelley & Sons Co	141,329	2,631,546
Rockwell Automation Inc	24,800	2,941,280
Southwest Airlines Co	567,398	23,013,663
United Continental Holdings Inc (a)	45,000	2,688,300
United Parcel Service Inc Cl B	131	13,169

		88,095,795

INFORMATION TECHNOLOGY—23.3%
Advanced Micro Devices Inc (a)	3,150	7,119
Apple Inc	520,872	65,187,131
Applied Materials Inc	762	15,080
Broadcom Corp Cl A	95,914	4,239,878
Cimpress NV (a)	31,600	2,652,504

Cisco Systems Inc	504	14,530
EMC Corp/MA	373	10,037
Electronic Arts Inc (a)	288,953	16,785,280
F5 Networks Inc (a)	66,300	8,089,926
Google Inc Cl A (a)	16	8,780
Google Inc Cl C (a)	16	8,621
Intel Corp	985,541	32,079,360
International Business Machines Corp	52	8,907
Lam Research Corp	48,100	3,635,398
MasterCard Inc Cl A	73,800	6,657,498
Microsoft Corp	1,009,361	49,095,319
Motorola Solutions Inc	201	12,010
NVIDIA Corp	433,400	9,619,313
Power Integrations Inc	260	12,867
QUALCOMM Inc	391,793	26,641,924
Rackspace Hosting Inc (a)	73,700	3,972,430
Red Hat Inc (a)	107,700	8,105,502
SunPower Corp (a)	1,124	36,182
Teradata Corp (a)	65,700	2,890,143
Texas Instruments Inc	300	16,263
United Microelectronics Corp ADR	1,786,000	4,322,120
Western Digital Corp	137,800	13,468,572
Xerox Corp	1,209	13,904
Yahoo! Inc (a)	649	27,625

		257,634,223

MATERIALS—3.3%
Domtar Corp	205,800	8,894,676
Graphic Packaging Holding Co	568,000	8,008,800
MeadWestvaco Corp	329	16,055
Nucor Corp	230	11,238
Rock-Tenn Co Cl A	120,800	7,607,984
Sherwin-Williams Co/The	43,600	12,120,800

		36,659,553

TELECOMMUNICATION SERVICES—3.9%
AT&T Inc	461,115	15,973,024
CenturyLink Inc	693,570	24,940,777
Spark New Zealand Ltd ADR	238,300	2,654,662
Verizon Communications Inc	263	13,266

		43,581,729

UTILITIES—2.5%
Consolidated Edison Inc	452,793	27,869,409
Energen Corp	187	13,309

		27,882,718

Total Investments—99.2% (Cost $922,711,451) (b)		1,098,597,799

Other Assets, less liabilities—0.8%		8,903,594

Net Assets—100.0%		$1,107,501,393

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $922,715,054. The aggregate gross unrealized appreciation is $192,793,206 and the aggregate gross unrealized depreciation is $16,910,461, resulting in net unrealized appreciation of $175,882,745.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

April 30, 2015 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stock—94.9%
Australia—2.0%
Alumina Ltd	Materials	2,576,400	3,116,056
GPT Group/The	Real Estate	910,685	3,198,971
Harvey Norman Holdings Ltd	Retailing	396,900	1,371,937

			7,686,964

Austria—0.7%
Raiffeisen Bank International AG	Banks	88,100	1,459,496
voestalpine AG	Materials	26,204	1,094,862

			2,554,358

Belgium—1.3%
Delhaize Group SA	Food & Staples Retailing	60,815	4,885,599

			4,885,599

Brazil—0.5%
Banco do Brasil SA	Banks	228,590	2,028,998

			2,028,998

China—1.0%
Beijing Capital International Airport Co Ltd Cl H	Transportation	1,019,900	1,082,632
Byd Co Ltd Cl H	Automobiles & Components	3,000	18,103
China Life Insurance Co Ltd Cl H	Insurance	119,900	582,634
China Travel International Investment Hong Kong Ltd	Consumer Services	4,776,000	2,121,285

			3,804,654

Denmark—2.3%
Danske Bank A/S	Banks	149,209	4,224,901
Pandora A/S	Consumer Durables & Apparel	16,336	1,685,813
Vestas Wind Systems A/S	Capital Goods	64,618	2,926,221

			8,836,935

Finland—2.9%
Neste Oil OYJ	Energy	217,225	5,895,991
Nokia OYJ	Technology Hardware & Equipment	653,212	4,398,474
Valmet OYJ	Capital Goods	57,794	668,424

			10,962,889

France—9.7%
AXA SA	Insurance	269,066	6,789,622
Cap Gemini SA	Software & Services	44,893	3,991,573
CNP Assurances	Insurance	99,151	1,778,436
Credit Agricole SA	Banks	272,893	4,237,067
Orange SA	Telecommunication Services	409,800	6,736,117
Peugeot SA (a)	Automobiles & Components	33,500	632,041
Renault SA	Automobiles & Components	33,900	3,559,572
Sanofi	Pharma, Biotech & Life Sciences	14,933	1,516,923
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	105,454	839,334
Valeo SA	Automobiles & Components	6,648	1,063,622
Vivendi SA	Media	217,400	5,438,768

			36,583,075

Germany—9.4%
Allianz SE	Insurance	41,406	7,033,470
Bayerische Motoren Werke AG	Automobiles & Components	4,100	482,664
Continental AG (a)	Automobiles & Components	26,125	6,109,974

Deutsche Annington Immobilien SE	Real Estate	50,900	1,704,965
Deutsche Post AG	Transportation	500	16,430
Merck KGaA	Pharma, Biotech & Life Sciences	56,610	6,090,345
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	22,091	4,303,276
Nordex SE (a)	Capital Goods	59,883	1,279,088
OSRAM Licht AG	Capital Goods	31,100	1,635,112
ProSiebenSat.1 Media AG	Media	82,700	4,219,555
Siemens AG	Capital Goods	25,500	2,768,256

			35,643,135

Greece—0.2%
National Bank of Greece SA (a)	Banks	512,100	716,562

			716,562

Hong Kong—3.6%
Great Eagle Holdings Ltd	Real Estate	325,585	1,194,967
Hongkong Land Holdings Ltd	Real Estate	93,800	759,780
Hysan Development Co Ltd	Real Estate	224,800	1,032,857
Sino Land Co Ltd	Real Estate	921,585	1,623,641
Swire Pacific Ltd Cl A	Real Estate	174,700	2,358,283
Wharf Holdings Ltd/The	Real Estate	318,620	2,301,658
Wheelock & Co Ltd	Real Estate	743,671	4,172,895

			13,444,081

India—0.1%
Hero MotoCorp Ltd	Automobiles & Components	9,593	351,697

			351,697

Indonesia—0.1%
Telekomunikasi Indonesia Persero Tbk PT	Telecommunication Services	1,812,700	364,573

			364,573

Ireland—0.3%
Irish Bank Resolution Corp Ltd/Old (a) (c)	Banks	138,674	0
Smurfit Kappa Group PLC	Materials	31,293	956,119

			956,119

Italy—0.6%
Atlantia SpA	Transportation	39,570	1,110,625
Intesa Sanpaolo SpA	Banks	161,500	541,448
Unipol Gruppo Finanziario SpA	Insurance	108,700	569,091

			2,221,164

Japan—19.5%
Asahi Glass Co Ltd	Capital Goods	534,600	3,589,718
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	185,230	2,877,653
Calsonic Kansei Corp	Automobiles & Components	131,745	958,211
Central Japan Railway Co	Transportation	39,166	6,979,515
Coca-Cola West Co Ltd	Food & Beverage	136,000	2,158,860
Dai Nippon Printing Co Ltd	Commercial & Professional Services	487,000	5,019,649
Daiwa House Industry Co Ltd	Real Estate	135,835	3,025,676
Fast Retailing Co Ltd	Retailing	48	18,864
FUJIFILM Holdings Corp	Technology Hardware & Equipment	126,908	4,769,459
Honda Motor Co Ltd	Automobiles & Components	260	8,697
Ibiden Co Ltd	Technology Hardware & Equipment	79,200	1,382,053
Kawasaki Kisen Kaisha Ltd	Transportation	897,640	2,313,474
MS&AD Insurance Group Holdings Inc	Insurance	115,300	3,292,100
Murata Manufacturing Co Ltd	Technology Hardware & Equipment	6,100	857,636
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	379,000	2,150,385
Nishi-Nippon City Bank Ltd/The	Banks	350,824	1,115,358
Nisshin Seifun Group Inc	Food & Beverage	224,565	2,613,004
Nisshin Steel Co Ltd	Materials	76,257	1,014,049

Nitto Denko Corp	Materials	19,100	1,221,272
NOK Corp	Automobiles & Components	33,400	1,047,238
Nomura Real Estate Holdings Inc	Real Estate	30,900	626,688
NTN Corp	Capital Goods	5,300	28,865
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	102,500	3,228,064
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	19,921	1,378,698
Seiko Epson Corp	Technology Hardware & Equipment	46,330	807,760
Seino Holdings Co Ltd	Transportation	169,593	1,942,349
Shionogi & Co Ltd	Pharma, Biotech & Life Sciences	43,200	1,420,861
Sony Corp (a)	Consumer Durables & Apparel	65,500	1,975,711
Sumitomo Dainippon Pharma Co Ltd	Pharma, Biotech & Life Sciences	144,400	1,627,889
T&D Holdings Inc	Insurance	120,000	1,727,666
TDK Corp	Technology Hardware & Equipment	23,613	1,697,058
Toppan Printing Co Ltd	Commercial & Professional Services	583,851	4,884,159
Toray Industries Inc	Materials	1,394	12,090
Toyo Seikan Group Holdings Ltd	Materials	200,000	3,155,419
Yamada Denki Co Ltd	Retailing	643,498	2,627,939

			73,554,087

Mexico—1.4%
America Movil SAB de CV	Telecommunication Services	5,137,400	5,377,901

			5,377,901

Netherlands—3.0%
ING Groep NV (a)	Banks	109,600	1,677,989
Koninklijke Ahold NV	Food & Staples Retailing	313,541	6,062,137
Reed Elsevier NV	Media	126,934	3,055,049
Unilever NV	Food & Beverage	11,600	504,962

			11,300,137

New Zealand—1.4%
Meridian Energy Installment Receipts (c)	Utilities	975,000	1,492,056
Spark New Zealand Ltd	Telecommunication Services	1,643,344	3,709,212

			5,201,268

Norway—0.8%
Norsk Hydro ASA	Materials	624,094	2,953,309

			2,953,309

Poland—0.5%
Polskie Gornictwo Naftowe i Gazownictwo SA	Energy	1,096,215	1,972,184

			1,972,184

Singapore—1.9%
DBS Group Holdings Ltd	Banks	330,700	5,249,590
Singapore Post Ltd	Transportation	1,474,614	2,123,963

			7,373,553

South Africa—0.6%
Capitec Bank Holdings Ltd	Banks	13,300	623,108
Foschini Group Ltd/The	Retailing	112,100	1,651,490
Sanlam Ltd	Insurance	2,531	16,288

			2,290,886

South Korea—2.2%
Industrial Bank of Korea	Banks	269,735	3,706,134
KT Corp (a)	Telecommunication Services	75,020	2,217,587
LG Display Co Ltd	Technology Hardware & Equipment	31,171	863,221
NongShim Co Ltd	Food & Beverage	6,100	1,392,629

			8,179,571

Spain—2.9%
Acciona SA (a)	Utilities	26,404	1,993,475
Banco Santander SA	Banks	86,944	656,000

Banco Santander SA Rights (a)(c)	Banks	86,944	14,261
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	67,100	536,294
Enagas SA	Utilities	156,500	4,809,969
Gamesa Corp Tecnologica SA (a)	Capital Goods	233,374	3,114,376

			11,124,375

Sweden—3.9%
Atlas Copco AB Cl A	Capital Goods	440	13,706
Hennes & Mauritz AB Cl B	Retailing	277	10,990
Holmen AB Cl B	Materials	77,009	2,542,882
ICA Gruppen AB	Food & Staples Retailing	134,300	4,971,848
Industrivarden AB Cl C	Diversified Financials	23,697	492,741
Investor AB Cl B	Diversified Financials	104,175	4,236,250
Securitas AB Cl B	Commercial & Professional Services	81,583	1,217,556
SKF AB Cl B	Capital Goods	385	9,385
Tele2 AB Cl B	Telecommunication Services	43,963	585,175
TeliaSonera AB	Telecommunication Services	100,064	620,844

			14,701,377

Switzerland—6.2%
Adecco SA	Commercial & Professional Services	73,922	5,998,998
Lonza Group AG	Pharma, Biotech & Life Sciences	9,500	1,337,542
Novartis AG	Pharma, Biotech & Life Sciences	76,337	7,759,028
Swiss Life Holding AG	Insurance	14,822	3,502,445
Swiss Re AG	Insurance	55,304	4,885,189

			23,483,202

Taiwan—0.5%
Asustek Computer Inc	Technology Hardware & Equipment	71,011	752,316
United Microelectronics Corp	Semiconductors & Semiconductor Equipment	2,089,312	1,001,028

			1,753,344

Turkey—0.4%
Turkiye Is Bankasi Cl C	Banks	475,800	1,068,852
Turkiye Vakiflar Bankasi TAO Cl D	Banks	226,200	400,945

			1,469,797

United Kingdom—14.5%
3i Group PLC	Diversified Financials	614,698	4,767,332
Aviva PLC	Insurance	262,086	2,111,006
Berkeley Group Holdings PLC	Consumer Durables & Apparel	48,300	1,861,799
Compass Group PLC	Consumer Services	167,200	2,959,084
InterContinental Hotels Group PLC	Consumer Services	124,140	5,314,961
Intu Properties PLC	Real Estate	356,374	1,871,679
Land Securities Group PLC	Real Estate	132,317	2,534,974
Man Group PLC	Diversified Financials	300,200	886,152
Marks & Spencer Group PLC	Retailing	1,781	15,100
Melrose Industries PLC	Capital Goods	1,079,587	4,385,946
Mondi PLC	Materials	204,500	4,145,469
Persimmon PLC (a)	Consumer Durables & Apparel	99,331	2,582,004
Reed Elsevier PLC	Media	184,449	3,056,173
Shire PLC	Pharma, Biotech & Life Sciences	24,982	2,032,441
Taylor Wimpey PLC	Consumer Durables & Apparel	942,085	2,394,852
Unilever PLC	Food & Beverage	175,658	7,708,651
WM Morrison Supermarkets PLC	Food & Staples Retailing	675,000	1,926,808
Wolseley PLC	Capital Goods	70,100	4,150,748

			54,705,179

United States—0.5%
Core Laboratories NV	Energy	14,922	1,958,960

			1,958,960

Total Common Stock (Cost $317,856,502)			$358,439,933

Preferred Stock—2.4%
Brazil—1.7%
Banco Bradesco SA	Banks	232,200	2,489,972
Itau Unibanco Holding SA	Banks	273,770	3,517,234
Telefonica Brasil SA	Telecommunication Services	34,100	568,513

			6,575,719

Germany—0.7%
Henkel AG & Co KGaA	Household & Personal Products	22,766	2,639,022

			2,639,022

Total Preferred Stock (Cost $8,338,643)			$9,214,741

Total Investments—97.3% (Cost $326,195,145) (b)			367,654,674

Other Assets, less liabilities—2.7%			10,201,329

Net Assets—100.0%			$377,856,003

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $329,508,982. The aggregate gross unrealized appreciation is $44,799,570 and the aggregate gross unrealized depreciation is $6,653,878, resulting in net unrealized appreciation of $38,145,692.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly, Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares, Class A shares and Institutional Shares. Institutional shares of the Domini International Social Equity Fund were not offered prior to November 30, 2013. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees. Institutional shares are not subject to distribution fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of April 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$154,644,571	$—	$—	$154,644,571
Consumer Staples	89,988,100	—	—	89,988,100
Energy	61,700,645	—	—	61,700,645
Financials	200,949,680	—	—	200,949,680
Health Care	137,460,785	—	—	137,460,785
Industrials	88,095,795	—	—	88,095,795
Information Technology	257,634,223	—	—	257,634,223
Materials	36,659,553	—	—	36,659,553
Telecommunication Services	43,581,729	—	—	43,581,729
Utilities	27,882,718	—	—	27,882,718

Total	$1,098,597,799	$—	$—	$1,098,597,799

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of April 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$—	$63,835,888	$—	$63,835,888
Consumer Staples	—	27,788,944	—	27,788,944
Energy	1,958,960	7,868,175	—	9,827,135
Financials	2,028,998	95,636,929	14,261	97,680,188
Health Care	—	27,890,746	—	27,890,746
Industrials	668,424	59,734,652	—	60,403,076
Information Technology	—	24,888,995	—	24,888,995
Materials	—	20,211,526	—	20,211,526
Telecommunication Services	5,377,901	14,233,509	—	19,611,410
Utilities	—	4,809,969	1,492,056	6,302,025
Preferred Stocks
Consumer Staples	—	2,639,022	—	2,639,022
Financials	6,007,206	—	—	6,007,206
Telecommunication Services	568,513	—	—	568,513

Total	$16,610,002	$349,538,355	$1,506,317	$367,654,674

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund
Investments in Securities
Balance as of July 31, 2014	$9,106
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	14,913
Purchases	450,342
Sales	—
Transfers in and/or out of Level Three	1,031,956

Balance as of April 30, 2015	$1,506,317

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2015:	$117,905

Transfers from Level 1 to Level 3 included securities valued at $3,274,881 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $2,242,925 because market values were readily available from a pricing agent for which fair value factors were previously applied.

Domini Social Bond Fund

Portfolio of Investments

April 30, 2015 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities—60.7%
Agency Collateralized Mortgage Obligations—3.2%
FHR 3877 LM, 3.500%, 6/15/2026	780,000	$840,574
FNR 2012 17 BC, 3.500%, 3/25/2027	368,000	397,370
Fannie Mae Connecticut Avenue Securities
5.431%, VR, 10/25/2023	100,000	109,602
2.781%, VR, 5/25/2024	444,000	412,516
2.781%, VR, 5/25/2024	517,000	482,658
3.081%, VR, 7/25/2024	235,000	222,982
3.181%, VR, 7/25/2024	630,000	604,346
4.581%, VR, 1/25/2024	260,000	271,554
4.731%, VR, 2/25/2025	250,000	259,047
5.081%, VR, 11/25/2024	389,000	414,360
5.181%, VR, 11/25/2024	265,000	282,153

		4,297,162

Commercial Mortgage Backed Securities—2.5%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (e)	291,716	291,379
Morgan Stanley BAML Trust, 2.918%, 2/15/2046	360,000	368,312
Morgan Stanley BAML Trust, 3.102%, 5/15/2046	300,000	309,986
Morgan Stanley BAML Trust, 3.741%, 8/15/2047	300,000	321,263
Morgan Stanley BAML Trust, 3.892%, 6/15/2047	300,000	325,245
Morgan Stanley BAML Trust, 4.051%, 4/15/2047	300,000	329,074
Morgan Stanley BAML Trust, 4.219%, VR, 7/15/2046	150,000	166,186
Morgan Stanley BAML Trust, 4.259%, VR, 10/15/2046	300,000	334,498
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (e)	806,000	903,773

		3,349,716

Federal Home Loan Mortgage Corporation—11.2%
A12413, 5.000%, 8/1/2033	52,088	58,622
A37619, 4.500%, 9/1/2035	402,999	440,605
A87874, 4.000%, 8/1/2039	122,920	133,189
A89148, 4.000%, 10/1/2039	190,307	203,880
A89384, 4.000%, 10/1/2039	246,524	263,899
A89729, 4.000%, 11/1/2039	125,036	133,904
A93101, 5.000%, 7/1/2040	238,210	266,715
A93996, 4.500%, 9/1/2040	112,173	122,320
A94362, 4.000%, 10/1/2040	291,094	315,437
A94742, 4.000%, 11/1/2040	48,867	52,819
A95084, 4.000%, 11/1/2040	51,618	56,145
A95085, 4.000%, 11/1/2040	412,989	442,378
A95796, 4.000%, 12/1/2040	194,481	208,801
A97047, 4.500%, 2/1/2041	219,400	239,460
FHLMC TBA 30 Yr, 3.000%, 5/13/2045 (c)	800,000	812,563
FHLMC TBA 30 Yr, 3.500%, 6/11/2045 (c)	1,100,000	1,148,232
FHLMC TBA 30 Yr, 3.500%, 5/13/2045 (c)	2,300,000	2,406,330
FHR 3768 CB, 3.500%, 12/15/2025	343,000	369,695
FHR 3800 CB, 3.500%, 2/15/2026	383,000	412,025
FHR 3806 L, 3.500%, 2/15/2026	847,000	915,405
G01779, 5.000%, 4/1/2035	68,917	77,181
G01828, 4.500%, 4/1/2035	324,224	354,483
G01837, 5.000%, 7/1/2035	460,215	515,016
G01838, 5.000%, 7/1/2035	82,245	92,183
G02424, 5.500%, 12/1/2036	335,047	378,343
G04997, 5.000%, 1/1/2037	291,509	325,203
G05052, 5.000%, 10/1/2033	31,137	34,933

G06079, 6.000%, 7/1/2039	289,928	330,660
G06990, 5.500%, 8/1/2040	487,421	549,889
G08347, 4.500%, 6/1/2039	712,443	776,061
G08499, 3.000%, 7/1/2042	119,477	121,701
G14599, 2.500%, 11/1/2027	373,165	383,565
G30614, 3.500%, 12/1/2032	570,899	607,666
J17791, 3.000%, 1/1/2027	517,750	543,378
J20118, 2.500%, 8/1/2027	143,350	147,341
Q00291, 5.000%, 4/1/2041	212,225	237,511
Q01807, 4.500%, 7/1/2036	239,386	261,388
Q06160, 4.000%, 2/1/2037	75,866	81,016
Q17103, 4.000%, 6/1/2041	31,924	34,069
Z40004, 6.000%, 8/1/2036	52,538	60,262

		14,914,273

Federal National Mortgage Association—42.4%
190370, 6.000%, 6/1/2036 (d)	225,455	258,274
471333, 3.120%, 8/1/2022 (d)	1,912,911	2,007,598
471478, 2.610%, 8/1/2022 (d)	1,429,639	1,463,697
745044, 4.500%, 8/1/2035 (d)	92,466	101,289
745327, 6.000%, 3/1/2036 (d)	616,301	707,762
889529, 6.000%, 3/1/2038 (d)	110,297	127,360
890248, 6.000%, 8/1/2037 (d)	50,290	57,845
849167, 2.992%, VR, 10/1/2043	831,343	861,187
930672, 4.500%, 3/1/2039 (d)	329,634	365,288
932441, 4.000%, 1/1/2040 (d)	924,097	987,407
995082, 5.500%, 8/1/2037 (d)	195,843	222,531
995243, 4.500%, 8/1/2038 (d)	274,949	299,889
AA9846, 4.000%, 8/1/2039 (d)	163,020	174,201
AB1343, 4.500%, 8/1/2040 (d)	282,632	311,785
AB1763, 4.000%, 11/1/2030 (d)	57,952	62,402
AB4168, 3.500%, 1/1/2032 (d)	513,101	543,998
AB6472, 2.000%, 10/1/2027 (d)	466,050	467,217
AB7572, 3.000%, 1/1/2038 (d)	73,141	75,016
AC1877, 4.500%, 9/1/2039 (d)	151,962	165,731
AC2817, 4.000%, 10/1/2039 (d)	76,983	82,318
AC5401, 5.000%, 10/1/2039 (d)	17,466	19,434
AC9564, 4.500%, 2/1/2040 (d)	113,475	124,930
AD1649, 4.000%, 3/1/2040 (d)	138,388	148,264
AD8033, 4.000%, 8/1/2040 (d)	53,250	57,092
AE0215, 4.000%, 12/1/2039 (d)	126,242	134,985
AE0216, 4.000%, 8/1/2040 (d)	280,497	300,710
AE0624, 4.000%, 11/1/2040 (d)	129,647	139,424
AE0625, 4.000%, 12/1/2040 (d)	139,456	152,129
AE4113, 4.000%, 10/1/2040 (d)	87,267	93,990
AE4192, 4.000%, 10/1/2040 (d)	412,451	447,502
AE5143, 4.000%, 11/1/2040 (d)	65,106	69,852
AI7951, 4.500%, 8/1/2036 (d)	113,122	123,698
AJ5974, 4.000%, 12/1/2036 (d)	83,213	89,165
AL0005, 4.500%, 1/1/2041 (d)	122,965	134,288
AL0049, 6.000%, 12/1/2035 (d)	124,021	142,692
AL1627, 4.500%, 9/1/2041 (d)	219,022	239,346
AM1381, 3.150%, 3/1/2028 (d)	442,500	457,819
AM2048, 2.810%, 1/1/2028 (d)	263,896	259,284
AM3278, 2.850%, 5/1/2023 (d)	734,806	758,988
AM4253, 3.220%, 9/1/2020 (d)	1,824,881	1,938,386
AM4796, 3.300%, 12/1/2023 (d)	770,344	816,653
AM5146, 3.470%, 1/1/2024 (d)	495,297	531,166
AM6356, 3.210%, 7/1/2026 (d)	1,200,000	1,255,546
AM7067, 3.110%, 1/1/2021 (d)	2,115,436	2,240,177
AM7395, 2.950%, 11/1/2024 (d)	198,619	205,396

AM7598, 3.070%, 12/1/2024 (d)	1,448,782	1,511,194
AM7899, 3.130%, 2/1/2027 (d)	618,000	643,881
AM8035, 2.660%, 3/1/2027 (d)	305,000	305,237
AM8036, 2.660%, 3/1/2027 (d)	305,000	305,237
AM8066, 3.000%, 2/1/2027 (d)	618,297	637,479
AM8109, 2.700%, 2/1/2027 (d)	243,000	244,129
AM8134, 2.860%, 2/1/2027 (d)	319,056	325,026
AM8141, 2.780%, 3/1/2027 (d)	142,000	143,655
AM8148, 2.680%, 3/1/2027 (d)	1,000,000	1,002,447
AM8159, 2.810%, 2/1/2027 (d)	300,094	304,356
AM8317, 2.960%, 3/1/2025 (d)	1,448,352	1,497,393
AM8659, 2.880%, 4/1/2031	1,300,000	1,298,695
AP4784, 3.000%, 9/1/2042	141,292	144,276
AP9592, 3.500%, 10/1/2032	407,203	431,356
AR1524, 2.000%, 1/1/2028	387,529	388,500
AR9198, 3.000%, 3/1/2043	1,079,448	1,101,696
AT2014, 3.000%, 4/1/2043	920,761	939,580
AW4685, 2.784%, VR, 5/1/2044	285,363	294,904
MA0639, 4.000%, 2/1/2041	214,262	229,819
MA0919, 3.500%, 12/1/2031	29,952	31,743
MA0949, 3.500%, 1/1/2032	297,915	315,761
MA1044, 3.000%, 4/1/2042	396,795	405,135
MA1630, 4.000%, 10/1/2033	305,014	329,191
FNMA TBA 30 Yr, 2.500%, 5/13/2045 (c)	700,000	687,586
FNMA TBA 30 Yr, 3.500%, 5/13/2045 (c)	15,221,000	15,947,563
FNMA TBA 30 Yr, 3.000%, 5/13/2045 (c)	6,000,000	6,105,596
Falls At Highpoint DUS, 2.970%, 7/1/2030 (c)(b)	285,000	285,245
Morgan West Oaks DUS, 2.970%, 6/1/2027 (c)(b)	505,000	512,575

		56,592,966

Government National Mortgage Association—1.4%
GNMA I TBA 30 Yr, 3.500%, 6/18/2045 (c)	900,000	946,476
GNMA II TBA 30 Yr, 3.500%, 5/20/2045 (c)	600,000	633,000
GNMA II TBA 30 Yr, 3.500%, 6/18/2045 (c)	300,000	315,703

		1,895,179

Total Mortgage Backed Securities

(Cost $79,744,96)		81,049,296

Corporate Bonds and Notes—32.4%
Communications—6.2%
AT&T Inc
0.937%, VR, 3/11/2019	525,000	525,079
3.400%, 5/15/2025 (c)	500,000	495,762
4.750%, 5/15/2046 (c)	125,000	122,694
5.500%, 2/1/2018	220,000	242,468
5.800%, 2/15/2019	130,000	147,085
Comcast Corp, 3.375%, 2/15/2025	1,032,000	1,063,783
Cox Communications Inc
4.800%, 2/1/2035, 144A (e)	125,000	126,147
5.875%, 12/1/2016, 144A (e)	175,000	187,466
DIRECTV Holdings LLC / DIRECTV Financing Co Inc, 3.950%, 1/15/2025	445,000	453,397
Sprint Communications Inc 144A, 7.000%, 3/1/2020 (e)	125,000	138,594
Sprint Corp, 7.125%, 6/15/2024	125,000	120,469
Time Warner Cable Inc
4.000%, 9/1/2021	85,000	84,678
4.500%, 9/15/2042	550,000	469,475
5.875%, 11/15/2040	200,000	197,633
6.750%, 7/1/2018	275,000	306,792
7.300%, 7/1/2038	450,000	499,930
Time Warner Inc, 6.100%, 7/15/2040	200,000	244,611
Univision Communications Inc term loan, 1.000%, 3/1/2020	498,690	499,447

Verizon Communications Inc
3.850%, 11/1/2042	105,000		94,209
5.150%, 9/15/2023	926,000		1,046,932
4.272%, 1/15/2036, 144A (e)	375,000		361,817
4.672%, 3/15/2055, 144A (e)	319,000		299,894
Ziggo BV (Netherlands)
1.000%, 1/15/2022	184,894		185,304
1.000%, 1/15/2022	119,149		119,414
1.000%, 1/15/2022	195,957		196,393

			8,229,473

Consumer Discretionary—3.2%
Amazon.com Inc, 3.800%, 12/5/2024	675,000		703,534
Delphi Corp, 4.150%, 3/15/2024	251,000		266,282
ERAC USA Finance LLC 144A, 3.850%, 11/15/2024 (e)	1,000,000		1,035,501
Home Depot Inc/The
4.875%, 2/15/2044	200,000		232,054
5.950%, 4/1/2041	320,000		416,628
Johnson Controls Inc, 1.400%, 11/2/2017	175,000		174,476
Lear Corp, 4.750%, 1/15/2023	173,000		176,460
Massachusetts Institute of Technology, 3.959%, 7/1/2038	100,000		105,516
Staples Inc, 1.000%, 4/7/2021	160,000		160,856
United Rentals North America Inc senior secured note, 4.625%, 7/15/2023	500,000		508,755
Whirlpool Corp, 2.400%, 3/1/2019	475,000		480,242

			4,260,304

Consumer Staples—2.0%
BJ’s Wholesale Club Inc first lien, 1.000%, 9/26/2019	498,737		502,127
JM Smucker Co/The
2.500%, 3/15/2020, 144A (e)	45,000		45,354
4.250%, 3/15/2035, 144A (e)	230,000		229,206
Kimberly-Clark Corp, 1.850%, 3/1/2020	650,000		649,167
Mondelez International Inc
1.000%, 3/7/2022	400,000	EUR	446,575
1.625%, 3/8/2027	350,000	EUR	386,476
2.375%, 3/6/2035	400,000	EUR	453,191

			2,712,096

Financials—12.0%
Air Lease Corp, 3.875%, 4/1/2021	225,000		233,438
American Express Credit Corp, 0.565%, VR, 9/22/2017	500,000		499,083
American Tower Corp
3.500%, 1/31/2023	281,000		276,479
5.000%, 2/15/2024	362,000		391,873
BPCE SA, 2.250%, 1/27/2020 (France)	500,000		502,900
CME Group Inc/IL, 3.000%, 3/15/2025	325,000		327,004
Credit Agricole SA Subordinated Note 144A, 4.375%, 3/17/2025 (France) (e)	795,000		787,947
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.950%, 11/9/2022 (Netherlands)	375,000		385,290
Discover Financial Services, 3.750%, 3/4/2025	650,000		651,257
Duke Realty LP, 3.625%, 4/15/2023	200,000		203,695
Fifth Third Bancorp subordinated note, 8.250%, 3/1/2038	425,000		633,143
Fifth Third Bank/Cincinnati OH, 1.450%, 2/28/2018	374,000		373,190
Hartford Financial Services Group Inc/The junior secured note, 8.125%, VR, 6/15/2068	275,000		312,056
HCP Inc, 3.400%, 2/1/2025	325,000		316,271
Health Care REIT Inc, 5.250%, 1/15/2022	400,000		447,424
Huntington National Bank/The, 1.700%, 2/26/2018	380,000		380,970
Intesa Sanpaolo SpA, 2.375%, 1/13/2017 (Italy)	350,000		353,661
KeyBank NA/Cleveland OH, 1.650%, 2/1/2018	250,000		251,076
Manufacturers & Traders Trust Co, 2.900%, 2/6/2025	295,000		288,819
MassMutual Global Funding II senior secured note 144A, 2.000%, 4/5/2017 (e)	562,000		571,425
Metropolitan Life Global Funding I 144A, 2.300%, 4/10/2019 (e)	750,000		761,943

Morgan Stanley
2.650%, 1/27/2020	650,000	658,150
3.875%, 4/29/2024	317,000	328,798
4.300%, 1/27/2045	110,000	108,616
3.950%, 4/23/2027	210,000	206,635
5.000%, 11/24/2025	700,000	759,710
National City Corp subordinated note, 6.875%, 5/15/2019	275,000	322,407
Regency Centers LP, 3.750%, 6/15/2024	300,000	307,033
Reinsurance Group of America Inc, 4.700%, 9/15/2023	164,000	179,137
Santander UK PLC Subordinated Note 144A, 5.000%, 11/7/2023 (United Kingdom) (e)	650,000	689,520
Standard Chartered PLC Subordinated Note 144A, 5.700%, 3/26/2044 (United Kingdom) (e)	775,000	850,390
Swedbank AB 144A, 2.200%, 3/4/2020 (Sweden) (e)	650,000	652,437
TIAA Asset Management Finance Co LLC 144A, 4.125%, 11/1/2024 (e)	160,000	168,003
US Bancorp/MN subordinated note, 3.600%, 9/11/2024	493,000	511,875
US Bank NA/Cincinnati OH, 2.800%, 1/27/2025	575,000	569,138
Ventas Realty LP, 3.500%, 2/1/2025	350,000	349,385
Vornado Realty LP, 2.500%, 6/30/2019	325,000	328,930
Voya Financial Inc, 5.650%, VR, 5/15/2053	130,000	136,825

		16,075,933

Health Care—3.3%
Actavis Funding SCS (Luxembourg)
3.000%, 3/12/2020	420,000	428,203
2.350%, 3/12/2018	500,000	506,371
3.800%, 3/15/2025	280,000	283,584
Celgene Corp, 4.625%, 5/15/2044	175,000	179,899
Gilead Sciences Inc, 3.500%, 2/1/2025	266,000	276,208
Howard Hughes Medical Institute, 3.500%, 9/1/2023	331,000	350,335
Laboratory Corp of America Holdings, 3.200%, 2/1/2022	85,000	85,764
Memorial Sloan-Kettering Cancer Center, 4.200%, 7/1/2055	60,000	58,568
Merck & Co Inc, 0.631%, VR, 2/10/2020	375,000	377,645
New York and Presbyterian Hospital/The, 4.024%, 8/1/2045	365,000	350,672
Perrigo Co Plc, 1.300%, 11/8/2016 (Ireland)	675,000	674,066
Thermo Fisher Scientific Inc, 4.150%, 2/1/2024	265,000	283,769
Zimmer Holdings Inc, 1.450%, 4/1/2017	495,000	496,548

		4,351,632

Industrials—1.8%
Canadian Pacific Railway Co, 4.500%, 1/15/2022 (Canada)	400,000	439,418
Nortek Inc term loan B, 1.000%, 10/30/2020	1,000,000	1,000,625
Ryder System Inc, 2.350%, 2/26/2019	500,000	503,332
Swift Transportation Co LLC term loan B, 1.000%, 6/9/2021	498,741	501,702

		2,445,077

Materials—0.9%
3M Co, 1.375%, 9/29/2016	1,171,000	1,185,098

		1,185,098

Technology—2.5%
Apple Inc, 2.850%, 5/6/2021	581,000	601,874
CDW LLC / CDW Finance Corp, 5.000%, 9/1/2023	145,000	149,713
CDW LLC, 1.000%, 4/29/2020	498,728	498,962
Cisco Systems Inc
2.125%, 3/1/2019	429,000	436,871
5.500%, 2/22/2016	388,000	403,749
Freescale Semiconductor Inc term loan B, 1.000%, 3/1/2020	498,737	501,231
Microsoft Corp, 2.375%, 2/12/2022	200,000	199,837
TSMC Global Ltd 144A, 1.625%, 4/3/2018 (British Virgin Islands) (e)	523,000	517,642

		3,309,879

Utilities—0.5%
Consolidated Edison Co of New York Inc, 3.300%, 12/1/2024	700,000		726,748

			726,748

Total Corporate Bonds and Notes

(Cost $43,314,134)			43,296,240

U.S. Government Agencies—6.1%
FHLMC 0.500%, 5/13/2016 (d)	8,180,000		8,190,241
Total U.S. Government Agencies

(Cost $8,192,377)			8,190,241

Municipal Bonds—2.2%
Puerto Rico Commonwealth Government Employees Retirement System, 6.150%, 7/1/2038	675,000		255,663
Los Angeles County Public Works Financing Authority, 7.488%, 8/1/2033	290,000		385,474
New Jersey State Turnpike Authority, 7.102%, 1/1/2041	225,000		325,163
Pennsylvania Industrial Development Authority 144A, 3.556%, 7/1/2024 (e)	505,000		500,834
State of California, 7.625%, 3/1/2040	525,000		806,935
State of Illinois
5.100%, 6/1/2033	60,000		59,556
5.365%, 3/1/2017	385,000		412,420
5.665%, 3/1/2018	115,000		125,951
Total Municipal Bonds

(Cost $2,963,738)			2,871,996

Asset Backed Securities—1.2%
Discover Card Execution Note T, 0.632%, VR, 5/15/2018	1,030,000		1,029,668
SBA Tower Trust 144A, 3.869%, VR, 10/15/2049 (e)	500,000		517,441
Total Asset Backed Securities

(Cost $1,530,322)			1,547,109

Foreign Government & Agency Securities—0.7%
Canada Government, 1.625%, 2/27/2019	125,000		126,859
Republica Orient Uruguay
4.375%, 12/15/2028	6,561,250	UYU	251,051
5.100%, 6/18/2050	375,000		382,689
United Kingdom TSY 144A, 4.750%, 12/7/2038 (e)	50,000	GBP	108,350
Total Foreign Government & Agency Securities

(Cost $888,427)			868,949

Total Investments—103.3%
(Cost $136,633,961) (a)			137,823,831
Other Assets, less liabilities—(3.3)%			(4,381,539)

Net Assets—100.0%			$133,442,292

(a)	The aggregate cost for book and federal income purposes is $136,797,403. The aggregate gross unrealized appreciation is $1,796,672, and the aggregate gross unrealized depreciation is $770,244, resulting in net unrealized appreciation of $1,026,428.
(b)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(c)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(d)	A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.
(e)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

The principal amount is stated in U.S. dollars unless otherwise indicated.

DUS—Delegated Underwriting and Servicing

REIT—Real Estate Investment Trust.

TBA—To Be Announced

VR—Variable interest rate. Rate shown is that on April 30, 2015.

144A—Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.

UYU—Uruguayan Peso

GBP—British Pound

EUR—Euro

At April 30, 2015, the Fund had the following contracts outstanding:

Forward Currency Contracts

Counterparty	Currency	Contract Type	Settlement Date	Value	Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Scotland	EUR	Sell	6/17/2015	$385,681	$—	$(21,065)
National Australia Bank Limited	EUR	Sell	6/17/2015	$385,681	—	(19,978)
Deutsche Bank AG	EUR	Sell	6/17/2015	$517,979	—	(15,471)
Barclays Bank PLC Wholesale	GBP	Sell	6/17/2015	$56,843	—	(1,105)
Royal Bank of Scotland	GBP	Sell	6/17/2015	$56,843	—	(1,118)

					$—	$(58,737)

Futures Contracts

Description	Number of Contracts	Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Euro-Bund 10 yr (Short)	13	$2,282,672	6/8/2015	$2,363	$—
UK Gilt 10 yr (Long)	9	1,633,688	6/26/2015	$1,925	—

				$4,288	$—

Centrally Cleared Interest Rate Swap Contracts

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Receive Floating rate 3 month USD BBA LIBOR
Pay Fixed rate 2.1705%	LCH	05/06/25	$745,000	$—	$(3,026)

Receive Floating rate 3 month USD BBA LIBOR
Pay Fixed rate 2.1370%	LCH	5/1/2025	5,645,000	—	(7,396)

				$—	$(10,422)

Centrally Cleared Credit Default Swap Contracts

Description	Counterparty/ Exchange	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
CDX-NAIG Series 24, Version 1, 5 Year Index	Morgan Stanley/CME	1.00%	6/20/2020	$1,612,000	$—	$(251)
CDX-NAHY Series 24, Version 1, 5 Year Index	Morgan Stanley/CME	5.00%	6/20/2020	1,030,000	—	(5,959)
CDX-NAHY Series 23, Version 3, 5 Year Index	Morgan Stanley/CME	5.00%	12/20/2019	2,421,580	—	(2,878)
iTraxx Europe Series 23, Version 1, 5 Year Index (EUR)	Morgan Stanley/ICE	1.00%	6/20/2020	678,000	—	(839)

					$—	$(9,927)

OTC Credit Default Swap Contracts

Description	Counterparty	Upfront Premium Received (Paid)	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
CMBX NA AAA.6	Credit Suisse International	(2,179)	0.50%	5/11/2063	$100,000	$836	$—
CMBX NA AAA.6	Credit Suisse International	(63,358)	0.50%	5/11/2063	3,200,000	20,836	—

						$21,672	$—

LCH — London Clearing House

CME — Chicago Mercantile Exchange

ICE — Intercontinental Exchange

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:
Mortgage Backed Securities	$—	$80,251,476	$797,820	$81,049,296
Corporate Bonds and Notes	—	43,296,240	—	43,296,240
U.S. Government Agencies	—	8,190,241	—	8,190,241
Municipal Bonds	—	2,871,996	—	2,871,996
Asset Backed Securities	—	1,547,109	—	1,547,109
Foreign Government & Agency Securities	—	868,949	—	868,949

Total Investment in Securities	$—	$137,026,011	$797,820	$137,823,831

Other Financial Instruments:
Forward Currency Contracts	$(58,737)	$—	$—	$(58,737)
Futures Contracts	4,288	—	—	4,288
Credit Default Swap Contracts	—	11,745	—	11,745
Interest Rate Swap Contracts	—	(10,421)	—	(10,421)

Total Other Financial Instruments	$(54,449)	$1,324	$—	$(53,125)

The investment types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund, and therefore the disclosure that would address these inputs is not included above.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2014	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	45,928
Purchases	11,658,294
Sales	—
Transfers in and/or out of Level 3	(10,906,402)

Balance as of April 30, 2015	$797,820

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2015	$—

Transfers out of Level 3 into Level 2 included securities valued at $10,906,403 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

(E) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(F) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Futures contracts outstanding at April 30, 2015 are listed under the Fund’s Portfolio of Investments.

(G) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at April 30, 2015 are listed under the Fund’s Portfolio of Investments.

(H) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at April 30, 2015, are listed under the Fund’s Portfolio of Investments.

(I) Credit Default Swap Contracts. The Fund may enter into credit default swaps contracts. The credit default swap market allows the Fund to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedule of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. OTC and centrally cleared credit default swap contracts outstanding at April 30, 2015, are listed under the Fund’s Portfolio of Investments.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy Domini Thornton
Amy Domini Thornton President

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy Domini Thornton
Amy Domini Thornton President (Principal Executive Officer)

Date:	June 29, 2015

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer (Principal Financial Officer)

Date:	June 29, 2015